Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 19.1	$ 13.2
Accumulated amortization	(7.6)	(6.2)
Other definite-lived intangible assets, net of accumulated amortization	11.5	7.0
Below-market leases	29.2	24.0
Accumulated amortization	(7.8)	(7.1)
Below-market leases, net of accumulated amortization	21.4	16.9
Above-market leases	(21.4)	(8.6)
Accumulated amortization	3.5	2.3
Above-market leases, net of accumulated amortization	$ (17.9)	$ (6.3)